Commitments and Contingencies (Details) - USD ($)		2 Months Ended	12 Months Ended
	Aug. 03, 2018	Sep. 11, 2018	Dec. 31, 2018
Commitments and Contingencies Textual
Monthly payments for services	$ 230,500
License Fee Agreement Description			we entered into a software license agreement with Swirlds to license Hashgraph for the Coro platform. The term on of the agreement is one year and the Company is obligated to a first year licensing fee of $225,000 for 15 nodes payable on February 28, 2019 and additional nodes at $3,000 per node. In addition the Company is required to pay a 10% transaction fee for account holders on the Swirlds Customer Network. The agreements automatically renew for an additional one year and the fees may not increase more than 1%.
Best Innovation Group, Inc [Member] | Consulting services [Member]
Commitments and Contingencies Textual
Description of Commitments agreement		From June 29, 2018 to September 11, 2018, the Company entered into a series of statement of work agreements with Best Innovation Group, Inc. ("BIG") to provide consulting services to the Company. The statement of work agreements were entered into in connection with a professional services agreement the Company entered into with BIG dated May 1, 2018, under which all services performed by BIG are to be documented in a statement of work agreement. The Company agreed to reimburse BIG at a rate of $200 per hour. Under a statement of work agreement executed on July 26, 2018, the total estimated cost to the Company for services to be performed by BIG is $716,272 of which $238,757 was due on the date of the agreement and $238,757 was due on November 15, 2018 and the remaining amount will be due upon completion which is estimated to be March 1, 2019. On September 11, 2018, the Company entered into a statement of work agreement with BIG, under which BIG was engaged to provide SOC 2 gap remediation and audit services. Under this statement of work agreement, $70,000 was due upon execution of the agreement, and $90,000 will be due from December 1, 2018 through March 1, 2019.